Leases - Company's Lease Liabilities (Detail) - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	$ 1,505	$ 1,306
Current	614	560
Non-Current	891	746
Less than one year
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	614	560
One to three years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	478	306
More than three years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	$ 413	$ 440